Vessels, net - Summary of Analysis of Vessels, Net (Detail)	6 Months Ended
Jun. 30, 2026 USD ($)
Property, Plant and Equipment [Line Items]
Vessel Cost, Balance at beginning of year	$ 489,247,193
Vessel Cost, Acquisitions and improvements	35,408,000
Vessel Cost, Balance at end of year	524,655,193
Accumulated depreciation, Balance at beginning of year	(153,840,412)
Accumulated depreciation, Depreciation for the year	(16,125,505)
Accumulated depreciation, Balance at end of year	(169,965,917)
Net book value, Balance at beginning of year	335,406,781
Net book value, Acquisitions and improvements	35,408,000
Net book value, Depreciation for the year	(16,125,505)
Net book value, Balance at end of year	$ 354,689,276